Income Taxes (Reconiliation of Income tax provision) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income before provision for income taxes	$ 1,325	$ 771
Statutory income tax rate	29.50%	31.00%
Income taxes, at statutory income tax rates	$ 391	$ 239
Additional impact from the sale of Emera Maine	102	0
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(48)	(66)
Foreign tax rate variance	(45)	(49)
Amortization of deferred income tax regulatory liabilities	(44)	(36)
Tax effect of equity earnings	(15)	(15)
Other	0	(12)
Income tax expense	$ 341	$ 61
Effective income tax rate	26.00%	8.00%